INTANGIBLE ASSETS - Impairment analysis (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0
Russia
Disclosure of information for cash-generating units [line items]
Discount rate	9.60%
Average growth rate	4.30%
Terminal growth rate	1.60%
Average operating margin	32.40%
Average CAPEX / revenue	28.80%
Disclosure of information of changes in methods and assumptions used in preparing sensitivity analysis [line items]
Existing headroom	$ 17,000,000
Discount rate	(682,000,000)
Average growth rate	(262,000,000)
Terminal growth rate	(558,000,000)
Average operating margin	(465,000,000)
Average CAPEX / revenue	$ (472,000,000)